Issuance of common units and Series A Preferred Units (Tables)	12 Months Ended
Dec. 31, 2019
Issuance of common units and Series A Preferred Units
Schedule of proceeds received after issue of common units and preferred units in a public offering
	Year ended
	December 31, 2019
		Series A
		Preferred
(in thousands of U.S. dollars)	Common units	Units	Total
Gross proceeds for units issued	$1,042	13,298	$14,340
Less: Commissions	(13)	(233)	(246)
Net proceeds for units issued	$1,029	13,065	$14,094

	Year ended December 31, 2018
		Series A
(in thousands of U.S. dollars)	Common units	Preferred Units	Total
Gross proceeds for units issued	$4,623	39,360	$43,983
Less: Commissions	(60)	(701)	(761)
Net proceeds for units issued	$4,563	38,659	$43,222

Year ended
(in thousands of U.S. dollars)	December 31, 2017
Gross proceeds received	$115,000
Less: Underwriters' discount	(3,623)
Less: Offering expenses	(453)
Net proceeds received	$110,924